Other Liabilities - Non-Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other non-current liabilities
Licensing obligation payable	$ 350	$ 61
Jackpot liabilities	118	114
Reserves for uncertain tax positions	45	52
Contract liabilities	43	49
Other	54	98
Total other non-current liabilities	$ 609	$ 372